Deferred Revenue (Details) - Schedule of Deferred Revenue - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred Revenue
Total Deferred Revenue	$ 900	$ 3,485	$ 4,805
Less discontinued operations		(2,162)	(3,145)
Deferred Revenue, Continued Operations		1,323	1,660
Maintenance Agreements [Member]
Deferred Revenue
Total Deferred Revenue		3,235	4,183
Service Agreements 1 [Member]
Deferred Revenue
Total Deferred Revenue		$ 250	$ 622